         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003
         (As Supplemented October 22, 2003)

         Classes A, B and C
                                                 ING GLOBAL EQUITY
                                                 DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.


You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    ING GLOBAL EQUITY DIVIDEND FUND                     2
    WHAT YOU PAY TO INVEST                              4
    SHAREHOLDER GUIDE                                   6
    MANAGEMENT OF THE FUND                             12
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 14
    MORE INFORMATION ABOUT RISKS                       15
    WHERE TO GO FOR MORE INFORMATION           Back Cover

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------


[PENNY GRAPHIC]
       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.
FEES YOU PAY DIRECTLY

                                                                CLASS A     CLASS B      CLASS C
-------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     5.75(1)     none         none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none(2)     5.00(3)      1.00(4)



(1) Reduced for purchases of $50,000 and over. Please see page 7.

(2) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 7.

(3) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 7.

(4) Imposed upon redemption within 1 year from purchase. Please see page 7.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

ING GLOBAL EQUITY DIVIDEND FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING
                                              FEE             FEES         EXPENSES(3)     EXPENSES
----------------------------------------------------------------------------------------------------
 Class A                            %         0.70            0.25             0.55          1.50
 Class B                            %         0.70            1.00             0.55          2.25
 Class C                            %         0.70            1.00             0.55          2.25

ING GLOBAL EQUITY DIVIDEND FUND

                                          WAIVERS,
                                       REIMBURSEMENTS
                                     AND RECOUPMENT(2)        NET EXPENSES
---------------------------------  ---------------------------------------
 Class A                                   -0.10                  1.40
 Class B                                   -0.10                  2.15
 Class C                                   -0.10                  2.15

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement by ING within three years. The expense limits will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The examples for the 3-year periods do not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year periods would be lower.

ING GLOBAL EQUITY DIVIDEND FUND                                       1 YEAR     3 YEARS
----------------------------------------------------------------------------------------
 Class A                                                        $      709        1,013

                                                                       IF YOU SELL YOUR      IF YOU DON'T SELL
                                                                            SHARES              YOUR SHARES
                                                                      ------------------     ------------------
                                                                      1 YEAR     3 YEARS     1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------------------
 Class B                                                        $      718          994       218          694

                                                                       IF YOU SELL YOUR      IF YOU DON'T SELL
                                                                            SHARES              YOUR SHARES
                                                                      ------------------     ------------------
                                                                      1 YEAR     3 YEARS     1 YEAR     3 YEARS
---------------------------------------------------------------------------------------------------------------
 Class C                                                        $      318          694       218          694

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B and Class C.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge (CDSC), as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A 1% CDSC on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the CDSC. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

 6      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are sold subject to the following sales charge:

                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(1)       ASSET VALUE
 Less than $50,000              5.75            6.10
 $50,000 - $99,999              4.50            4.71
 $100,000 - $249,999            3.50            3.63
 $250,000 - $499,999            2.50            2.56
 $500,000 - $1,000,000          2.00            2.04
 $1,000,000 and over                  See below

(1) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     5%
 2nd year                                                     4
 3rd year                                                     3
 4th year                                                     3
 5th year                                                     2
 6th year                                                     1
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                     1%
 After 1st year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares, in your account that are not subject to a CDSC, and then will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding the ING Money Market Fund, ING Lexington Money Market Trust and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the Statement of Additional Information (SAI) for details, or contact your financial representative or the Shareholder Servicing Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- for Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- mandatory distributions from a tax-deferred retirement plan or an IRA.

- reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Representative.

REINSTATEMENT PRIVILEGE. If you sell Class B and Class C shares of the Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Representative. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Representative, or see the SAI.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for the Fund are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month.

The minimum additional investment is $100.

Make your investment using the table on the right.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) generally will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


                            Initial                 Additional
      Method              Investment                Investment
  BY CONTACTING      An investment
  YOUR INVESTMENT    professional with an
  PROFESSIONAL       authorized firm can
                     help you establish and
                     maintain your account.



  BY MAIL            Visit or consult an      Visit or consult an
                     investment               investment professional.
                     professional. Make       Fill out the Account
                     your check payable to    Additions form included
                     the ING Funds and mail   on the bottom of your
                     it, along with a         account statement along
                     completed Application.   with your check payable
                     Please indicate your     to the ING Funds and
                     investment               mail them to the address
                     professional on the      on the account
                     New Account              statement. Remember to
                     Application.             write your account
                                              number on the check.

  BY WIRE            Call the ING             Wire the funds in the
                     Operations Department    same manner described
                     at (800) 992-0180        under "Initial
                     Option 4 to obtain an    Investment."
                     account number and
                     indicate your
                     investment
                     professional on the
                     account.
                     Instruct your bank to
                     wire funds to the Fund
                     in the care of:
                     State Street Bank and
                     Trust Company ABA
                     #101003621 Kansas
                     City, MO credit to:
                     -------------
                     (the Fund)
                     A/C #751-8315; for
                     further credit
                     to:-------------------
                     Shareholder
                     A/C #-----------------
                     (A/C # you received
                     over the telephone)
                     Shareholder Name:
                    ----------------------
                     (Your Name Here)
                     After wiring funds you
                     must complete the
                     Account Application
                     and send it to:
                     ING Funds
                     P.O. Box 219368
                     Kansas City, MO
                     64121-6368

 8      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

MARKET TIMERS

The Fund may restrict or refuse purchase orders whether directly or by exchange by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser, to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


         Method                         Procedures
  BY CONTACTING YOUR       You may redeem shares by contacting
  INVESTMENT               your investment professional.
  PROFESSIONAL             Investment professionals may charge
                           for their services in connection with
                           your redemption request, but neither
                           the Fund nor the Distributor imposes
                           any such charge.



  BY MAIL                  Send a written request specifying the
                           Fund name and share class, your
                           account number, the name(s) in which
                           the account is registered, and the
                           dollar value or number of shares you
                           wish to redeem to:
                           ING Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368
                           If certificated shares have been
                           issued, the certificate must accompany
                           the written request. Corporate
                           investors and other associations must
                           have an appropriate certification on
                           file authorizing redemptions. A
                           suggested form of such certification
                           is provided on the Account
                           Application. A signature guarantee may
                           be required.



  BY TELEPHONE --          You may redeem shares by telephone on
  EXPEDITED REDEMPTION     all accounts other than retirement
                           accounts, unless you check the box on
                           the Account Application which
                           signifies that you do not wish to use
                           telephone redemptions. To redeem by
                           telephone, call the Shareholder
                           Services Representative at (800)
                           992-0180.
                           RECEIVING PROCEEDS BY CHECK:
                           You may have redemption proceeds (up
                           to a maximum of $100,000) mailed to an
                           address which has been on record with
                           ING Funds for at least 30 days.
                           RECEIVING PROCEEDS BY WIRE:
                           You may have redemption proceeds
                           (subject to a minimum of $5,000) wired
                           to your pre-designated bank account.
                           You will not be able to receive
                           redemption proceeds by wire unless you
                           check the box on the Account
                           Application which signifies that you
                           wish to receive redemption proceeds by
                           wire and attach a voided check. Under
                           normal circumstances, proceeds will be
                           transmitted to your bank on the
                           business day following receipt of your
                           instructions, provided redemptions may
                           be made. In the event that share
                           certificates have been issued, you may
                           not request a wire redemption by
                           telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-

 10      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange into before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGES INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Fund into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share. No CDSC will be charged on any such redemption.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of July 31, 2003, ING managed over $34.4 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee to be paid by the Fund for the fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 ING Global Equity Dividend                              0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896, which became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of over $77.4 billion as of July 31, 2003.

The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.

 12      Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.

The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity Investment Strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $11.5 million as of September 30, 2003).

The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the periods ending September 30, 2003 and annual total returns for years ended December 31 of prior years and year-to-date performance through September 30, 2003. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2003)

                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY                    MSCI WORLD
                                                               COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
One Year                                                           24.03%            26.58%         26.02%
Three Years                                                         6.86%            -9.17%         -9.65%
Since Inception (07/01/00)                                          7.37%            -9.46%        -10.35%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY                    MSCI WORLD
                                                               COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
2002                                                               -7.28%           -19.06%        -19.54%
2001                                                                4.61%           -16.14%        -16.52%
Year-to-Date Total Return as of September 30, 2003: 15.16%

The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.

To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns, gross of management fees, of the Composite for the years ending December 31, 2001 and 2002 were 11.31% and -20.38%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       13

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, semi-annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B or C shares of the Fund invested in another ING Fund which offers the same class of shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 14      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated

 16      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       17

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Emerging Countries Fund
  ING Foreign Fund
  ING International Fund
  ING International Growth Fund
  ING International SmallCap Growth Fund
  ING Precious Metals Fund
  ING Russia Fund

GLOBAL EQUITY FUNDS
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth Fund
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Small Company Fund
  ING Technology Fund
  ING Disciplined LargeCap Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING Financial Services Fund
  ING MagnaCap Fund
  ING Tax Efficient Equity Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Real Estate Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund
  ING Government Fund
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING High Yield Bond Fund
  ING Intermediate Bond Fund
  ING National Tax Exempt Bond Fund
  ING Money Market Fund
  ING Aeltus Money Market Fund
  ING Strategic Bond Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund

LOAN PARTICIPATION FUND
  ING Senior Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

  [ING FUNDS LOGO]                    GEDABCPROS0903-102203

         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003
         (As Supplemented October 22, 2003)

         Class Q
                                                 ING GLOBAL EQUITY
                                                 DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the Class Q
       shares of the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.


You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    ING GLOBAL EQUITY DIVIDEND FUND                     2
    WHAT YOU PAY TO INVEST                              4
    SHAREHOLDER GUIDE                                   6
    MANAGEMENT OF THE FUND                             10
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 12
    MORE INFORMATION ABOUT RISKS                       13
    WHERE TO GO FOR MORE INFORMATION           Back Cover

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

FEES YOU PAY DIRECTLY

                                                                 CLASS Q
-------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                       none

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

ING GLOBAL EQUITY DIVIDEND FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING
                                              FEE             FEES         EXPENSES(3)     EXPENSES
----------------------------------------------------------------------------------------------------
 Class Q                            %         0.70            0.25             0.55          1.50

ING GLOBAL EQUITY DIVIDEND FUND

                                          WAIVERS,
                                       REIMBURSEMENTS
                                     AND RECOUPMENT(2)        NET EXPENSES
---------------------------------  ---------------------------------------
 Class Q                                   -0.10                  1.40

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Class Q shares of the Fund as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement by ING within three years. The expense limits will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The example for the 3-year period does not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year period would be lower.

ING GLOBAL EQUITY DIVIDEND FUND                                       1 YEAR     3 YEARS
----------------------------------------------------------------------------------------
 Class Q                                                        $      143          464
----------------------------------------------------------------------------------------

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------



PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and wrap accounts. The minimum investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. This Fund also offers Class A, B, C, and I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


                            Initial                 Additional
      Method              Investment                Investment
  BY CONTACTING      An investment
  YOUR INVESTMENT    professional with an
  PROFESSIONAL       authorized firm can
                     help you establish and
                     maintain your account.



  BY MAIL            Visit or consult an      Visit or consult an
                     investment               investment professional.
                     professional. Make       Fill out the Account
                     your check payable to    Additions form included
                     the ING Funds and mail   on the bottom of your
                     it, along with a         account statement along
                     completed Application.   with your check payable
                     Please indicate your     to the ING Funds and
                     investment               mail them to the address
                     professional on the      on the account
                     New Account              statement. Remember to
                     Application.             write your account
                                              number on the check.

  BY WIRE            Call the ING             Wire the funds in the
                     Operations Department    same manner described
                     at (800) 992-0180        under "Initial
                     Option 4 to obtain an    Investment."
                     account number and
                     indicate your
                     investment
                     professional on the
                     account.
                     Instruct your bank to
                     wire funds to the Fund
                     in the care of:
                     State Street Bank and
                     Trust Company ABA
                     #101003621 Kansas
                     City, MO credit to:
                     -------------
                     (the Fund)
                     A/C #751-8315; for
                     further credit
                     to:-------------------
                     Shareholder
                     A/C #-----------------
                     (A/C # you received
                     over the telephone)
                     Shareholder Name:
                    ----------------------
                     (Your Name Here)
                     After wiring funds you
                     must complete the
                     Account Application
                     and send it to:
                     ING Funds
                     P.O. Box 219368
                     Kansas City, MO
                     64121-6368

 6      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

MARKET TIMERS

The Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser, to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. The Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in the Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Service Representative at (800) 992-0180.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the Statement of Additional Information (SAI).

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


         Method                         Procedures
  BY CONTACTING YOUR       You may redeem shares by contacting
  INVESTMENT               your investment professional.
  PROFESSIONAL             Investment professionals may charge
                           for their services in connection with
                           your redemption request, but neither
                           the Fund nor the Distributor imposes
                           any such charge.



  BY MAIL                  Send a written request specifying the
                           Fund name and share class, your
                           account number, the name(s) in which
                           the account is registered, and the
                           dollar value or number of shares you
                           wish to redeem to:
                           ING Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368
                           If certificated shares have been
                           issued, the certificate must accompany
                           the written request. Corporate
                           investors and other associations must
                           have an appropriate certification on
                           file authorizing redemptions. A
                           suggested form of such certification
                           is provided on the Account
                           Application. A signature guarantee may
                           be required.



  BY TELEPHONE --          You may redeem shares by telephone on
  EXPEDITED REDEMPTION     all accounts other than retirement
                           accounts, unless you check the box on
                           the Account Application which
                           signifies that you do not wish to use
                           telephone redemptions. To redeem by
                           telephone, call the Shareholder
                           Services Representative at (800)
                           992-0180.
                           RECEIVING PROCEEDS BY CHECK:
                           You may have redemption proceeds (up
                           to a maximum of $100,000) mailed to an
                           address which has been on record with
                           ING Funds for at least 30 days.
                           RECEIVING PROCEEDS BY WIRE:
                           You may have redemption proceeds
                           (subject to a minimum of $5,000) wired
                           to your pre-designated bank account.
                           You will not be able to receive
                           redemption proceeds by wire unless you
                           check the box on the Account
                           Application which signifies that you
                           wish to receive redemption proceeds by
                           wire and attach a voided check. Under
                           normal circumstances, proceeds will be
                           transmitted to your bank on the
                           business day following receipt of your
                           instructions, provided redemptions may
                           be made. In the event that share
                           certificates have been issued, you may
                           not request a wire redemption by
                           telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange into before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-1080 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of July 31, 2003, ING managed over $34.4 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee to be paid by the Fund for the fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 ING Global Equity Dividend                              0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896, which became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of over $77.4 billion as of July 31, 2003.

The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.


 10      Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.

The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity Investment Strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $11.5 million as of September 30, 2003).

The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the periods ending September 30, 2003 and annual total returns for years ended December 31 of prior years and year-to-date performance through September 30, 2003. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2003)

                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY                    MSCI WORLD
                                                               COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
One Year                                                           24.03%            26.58%         26.02%
Three Years                                                         6.86%            -9.17%         -9.65%
Since Inception (07/01/00)                                          7.37%            -9.46%        -10.35%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                                                                GLOBAL HIGH
                                                              DIVIDEND EQUITY                    MSCI WORLD
                                                               COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
2002                                                               -7.28%           -19.06%        -19.54%
2001                                                                4.61%           -16.14%        -16.52%
Year-to-Date Total Return as of September 30, 2003: 15.16%

The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.

To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns, gross of management fees, of the Composite for the years ending December 31, 2001 and 2002 were 11.31% and -20.38%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       11

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, semi-annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of the Fund invested in another ING Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 12      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       13

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.


 14      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
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PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Emerging Countries Fund
  ING Foreign Fund
  ING International Value Fund
  ING International Fund
  ING International SmallCap Growth Fund

GLOBAL EQUITY FUNDS
  ING Global Real Estate Fund
  ING Worldwide Growth Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth + Value Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Disciplined LargeCap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING MagnaCap Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Equity and Bond Fund
  ING Convertible Fund
  ING Real Estate Fund

FIXED INCOME FUNDS
  ING GNMA Income Fund
  ING High Yield Opportunity Fund
  ING Strategic Bond Fund

LOAN PARTICIPATION FUND
  ING Senior Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

                       [ING FUNDS LOGO]                      GEDQPROS0903-102203

         PROSPECTUS

[WORLD PHOTO]
         September 2, 2003
         (As Supplemented October 22, 2003)

         Class I
                                                 ING GLOBAL EQUITY
                                                 DIVIDEND FUND

       This Prospectus contains
       important information about
       investing in the Class I
       shares of the ING Global
       Equity Dividend Fund. You
       should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       Federal Deposit Insurance
       Corporation (FDIC), the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with
       all mutual funds, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                                [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS




This Prospectus describes the Fund's objective, investment strategy and risks.


You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    ING GLOBAL EQUITY DIVIDEND FUND                     2
    WHAT YOU PAY TO INVEST                              4
    SHAREHOLDER GUIDE                                   6
    MANAGEMENT OF THE FUND                             10
    DIVIDENDS, DISTRIBUTIONS AND TAXES                 12
    MORE INFORMATION ABOUT RISKS                       13
    WHERE TO GO FOR MORE INFORMATION           Back Cover

                                                                         ADVISER
                                                            ING Investments, LLC
                                                                     SUB-ADVISER
ING GLOBAL EQUITY DIVIDEND FUND          ING Investment Management Advisors B.V.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]

The Fund seeks growth of capital with dividend income as a secondary consideration. The Fund's investment objective is not fundamental and may be changed without a shareholder vote.


INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in a portfolio of equity securities of dividend paying companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. At least 65% of the net assets of the Fund will be invested in equity securities of issuers in at least 3 countries one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Sub-Adviser seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the Morgan Stanley Capital International World Index.

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria:

- The dividend yield must be above average and the stability and growth of the dividend yield and the company should meet minimum acceptable standards including market capitalization of at least $1 billion, growth of the dividend over the last five years, and average annual earnings growth over the last four years.

- The expected liquidity of a stock must be sufficient to buy or sell a position within four trading days without significant impact on the share price.

- The analysis of fundamental factors are used to limit the risk of investing in or holding certain, unprofitable companies. These fundamental factors include: earnings, capital structure, dividend coverage, and credit ratings.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening which takes into account certain assumptions about possible economic scenarios.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. The Fund will generally sell a stock when the dividend yield falls below average.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

The Sub-Adviser does not hedge against currency movements in the various markets in which the Fund will invest so the value of the Fund is subject to the risk of adverse changes in currency exchange rates.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small- and mid-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the dividend paying securities in which the Fund invests. Rather, the market could favor growth oriented stocks or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

 2      ING Global Equity Dividend Fund

                                                 ING GLOBAL EQUITY DIVIDEND FUND
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED
                 Since the ING Global Equity Dividend Fund had not yet commenced operations as of the date of this Prospectus, there is no performance information included in this Prospectus.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                         ING Global Equity Dividend Fund       3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]

       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for the Fund.

FEES YOU PAY DIRECTLY

                                                                 CLASS I
-------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                          none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                       none

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

ING GLOBAL EQUITY DIVIDEND
FUND
                                                          DISTRIBUTION                       TOTAL
                                                          AND SERVICE                        FUND               WAIVERS,
                                           MANAGEMENT       (12B-1)           OTHER        OPERATING         REIMBURSEMENTS
                                              FEE             FEES         EXPENSES(3)     EXPENSES        AND RECOUPMENT(2)
-------------------------------------------------------------------------------------------------------------------------------
 Class I                            %         0.70              --             0.55          1.25                -0.10

ING GLOBAL EQUITY DIVIDEND
FUND

                                   NET EXPENSES
---------------------------------  ------------
 Class I                               1.15

--------------------------------------------------------------------------------

(1) The table shows the estimated operating expenses for the Class I shares of the Fund as a ratio of expenses to average daily net assets. The Fund recently commenced operations so "Other Expenses" are estimated for the current fiscal year.
(2) ING Investments, LLC ("ING") has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement by ING within three years. The expense limits will continue through at least October 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average net assets.

 4      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary. The example for the 3-year period does not take into account the expense waiver/reimbursement described on the preceding page. Under the reimbursement agreement, your cost for the 3-year period would be lower.

ING GLOBAL EQUITY DIVIDEND FUND                                       1 YEAR     3 YEARS
----------------------------------------------------------------------------------------
 Class I                                                        $      117         387

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------


PURCHASE OF SHARES

The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Groep N.V.; and (iv) ING Groep N.V. and its affiliates for purposes of corporate cash management.

The minimum additional investment is $100,000.

Make your investment using the table on the right.

The Fund and ING Funds Distributor, LLC (Distributor) reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund reserves the right to waive minimum investment amounts. The Fund reserves the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


                            Initial                 Additional
      Method              Investment                Investment
  BY CONTACTING      An investment
  YOUR INVESTMENT    professional with an
  PROFESSIONAL       authorized firm can
                     help you establish and
                     maintain your account.



  BY MAIL            Visit or consult an      Visit or consult an
                     investment               investment professional.
                     professional. Make       Fill out the Account
                     your check payable to    Additions form included
                     the ING Funds and mail   on the bottom of your
                     it, along with a         account statement along
                     completed Application.   with your check payable
                     Please indicate your     to the ING Funds and
                     investment               mail them to the address
                     professional on the      on the account
                     New Account              statement. Remember to
                     Application.             write your account
                                              number on the check.

  BY WIRE            Call the ING             Wire the funds in the
                     Operations Department    same manner described
                     at (800) 992-0180        under "Initial
                     Option 4 to obtain an    Investment."
                     account number and
                     indicate your
                     investment
                     professional on the
                     account.
                     Instruct your bank to
                     wire funds to the Fund
                     in the care of:
                     State Street Bank and
                     Trust Company ABA
                     #101003621 Kansas
                     City, MO credit to:
                     -------------
                     (the Fund)
                     A/C #751-8315; for
                     further credit
                     to:-------------------
                     Shareholder
                     A/C #-----------------
                     (A/C # you received
                     over the telephone)
                     Shareholder Name:
                    ----------------------
                     (Your Name Here)
                     After wiring funds you
                     must complete the
                     Account Application
                     and send it to:
                     ING Funds
                     P.O. Box 219368
                     Kansas City, MO
                     64121-6368

 6      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

MARKET TIMERS

The Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner, which in turn, may adversely impact the performance of a Fund.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company. (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, see the Account Application or the Statement of Additional Information (SAI).

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


         Method                         Procedures
  BY CONTACTING YOUR       You may redeem shares by contacting
  INVESTMENT               your investment professional.
  PROFESSIONAL             Investment professionals may charge
                           for their services in connection with
                           your redemption request, but neither
                           the Fund nor the Distributor imposes
                           any such charge.



  BY MAIL                  Send a written request specifying the
                           Fund name and share class, your
                           account number, the name(s) in which
                           the account is registered, and the
                           dollar value or number of shares you
                           wish to redeem to:
                           ING Funds
                           P.O. Box 219368
                           Kansas City, MO 64121-6368
                           If certificated shares have been
                           issued, the certificate must accompany
                           the written request. Corporate
                           investors and other associations must
                           have an appropriate certification on
                           file authorizing redemptions. A
                           suggested form of such certification
                           is provided on the Account
                           Application. A signature guarantee may
                           be required.



  BY TELEPHONE --          You may redeem shares by telephone on
  EXPEDITED REDEMPTION     all accounts other than retirement
                           accounts, unless you check the box on
                           the Account Application which
                           signifies that you do not wish to use
                           telephone redemptions. To redeem by
                           telephone, call the Shareholder
                           Services Representative at (800)
                           992-0180.
                           RECEIVING PROCEEDS BY CHECK:
                           You may have redemption proceeds (up
                           to a maximum of $100,000) mailed to an
                           address which has been on record with
                           ING Funds for at least 30 days.
                           RECEIVING PROCEEDS BY WIRE:
                           You may have redemption proceeds
                           (subject to a minimum of $5,000) wired
                           to your pre-designated bank account.
                           You will not be able to receive
                           redemption proceeds by wire unless you
                           check the box on the Account
                           Application which signifies that you
                           wish to receive redemption proceeds by
                           wire and attach a voided check. Under
                           normal circumstances, proceeds will be
                           transmitted to your bank on the
                           business day following receipt of your
                           instructions, provided redemptions may
                           be made. In the event that share
                           certificates have been issued, you may
                           not request a wire redemption by
                           telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each class of the Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Fund does not price shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less at the time of acquisition are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and the Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other ING Fund. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Fund is intended for long-term investment and not as a short-term trading vehicle. The Fund may prohibit excessive exchanges (more than four per year). The Fund also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. You should review the prospectus of the ING Fund into which you intend to exchange into before exchanging your shares.

In addition to the ING Global Equity Dividend Fund, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800)-992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com or see the privacy policy that accompanies this Prospectus.

HOUSE HOLDING

To reduce expenses, we may mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at
(800) 992-1080 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

MANAGEMENT OF THE FUND                                   ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING INVESTMENTS, LLC (ING OR ING INVESTMENTS), an Arizona limited liability company, subject to the supervision of the Fund's Board of Trustees ("Board"), acts as a "manager-of-managers" for the Fund. In this capacity, ING oversees the investment activities of the Fund. ING delegates to the Sub-Adviser the responsibility for investment management, subject to ING's oversight. ING is responsible for monitoring the investment program and performance of the Sub-Adviser. From time to time, ING may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. The Fund and ING have received exemptive relief from the SEC to permit ING, with the approval of the Board, to replace a non-affiliated Sub-Adviser as well as change the terms of a contract with a non-affiliated Sub-Adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of a Sub-Adviser of the Fund. In this event, the name of the Fund and its investment strategies may also change.

ING is registered as an investment adviser with the SEC. ING is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of July 31, 2003, ING managed over $34.4 billion in assets.

ING's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual advisory fee to be paid by the Fund for the fiscal year as a percentage of the Fund's average daily net assets:

FUND                                                MANAGEMENT FEE
 ING Global Equity Dividend                              0.70%

SUB-ADVISER

ING has engaged ING Investment Management Advisors B.V. as Sub-Adviser for the Fund to provide the day-to-day management of the Fund's portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

ING INVESTMENT MANAGEMENT ADVISORS B.V.

ING Investment Management Advisors B.V. (IIMA) serves as Sub-Adviser to the ING Global Equity Dividend Fund. IIMA is a Netherlands corporation organized in 1896, which became an investment advisory company in 1991. It currently has its principal offices at Prinses Beatrixlaan 15, 2595 AK The Hague, the Netherlands. IIMA is registered with the SEC as an investment adviser. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Groep N.V. IIMA is an indirect, wholly-owned subsidiary of the ING Groep N.V. and is under common control with ING Investments. IIMA operates under the collective management of ING Investment Management (IIM) which had assets under management of over $77.4 billion as of July 31, 2003.

The following individuals share responsibility for the day-to-day management of the Fund:

Jorik van den Bos joined IIMA in 1997 and is a Director in the Global Equities team. Mr. Bos has managed the Fund since its inception.

Joris Franssen joined IIMA in 1998 as a portfolio manager and is currently a member of the Global Equities team. Mr. Franssen has managed the Fund since its inception.


 10      Management of the Fund

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY THE IIMA INVESTMENT TEAM

The tables below are designed to show you how a composite of substantially similar accounts managed by the IIMA investment team managing the ING Global Equity Dividend Fund performed over various periods in the past.

The Global High Dividend Equity Composite is a composite of discretionary, fee paying, non-taxable and taxable accounts invested in accordance with the Global High Dividend Equity Investment Strategy managed by the IIMA investment team responsible for managing accounts maintained by a European affiliate. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING Global Equity Dividend Fund. Accounts meeting the composite criteria are included in the composite on the first day of the calendar quarter following inception. Valuation and returns are computed and stated in U.S. Dollars although the currency of each account currently included in the composite is the Euro. This composite was created on July 1, 2000. The account minimum for the composite was 10 million Euro (equivalent to approximately $11.5 million as of September 30, 2003).

The table below shows the average annual total returns for the Global High Dividend Equity Composite compared with the FTSE World Index and the MSCI World Index for the periods ending September 30, 2003 and annual total returns for years ended December 31 of prior years and year-to-date performance through September 30, 2003. This information is designed to demonstrate the historical track record of the IIMA investment team with respect to the Global High Dividend Equity Strategy. It does not indicate how the ING Global Equity Dividend Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF SEPTEMBER 30, 2003)

                                                            GLOBAL HIGH
                                                          DIVIDEND EQUITY                    MSCI WORLD
                                                           COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
One Year                                                       24.03%            26.58%         26.02%
Three Years                                                     6.86%            -9.17%         -9.65%
Since Inception (07/01/00)                                      7.37%            -9.46%        -10.35%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                                                            GLOBAL HIGH
                                                          DIVIDEND EQUITY                    MSCI WORLD
                                                           COMPOSITE (%)    FTSE WORLD (%)   INDEX (%)
2002                                                           -7.28%           -19.06%        -19.54%
2001                                                            4.61%           -16.14%        -16.52%
Year-to-Date Total Return as of September 30, 2003:
15.16%

The performance reflected in the composite has not been calculated in compliance with the method used by the SEC.

The net annual returns for the Global High Dividend Equity Composite were calculated on a time-weighted and asset-weighted, total return basis. This includes reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Global High Dividend Equity Composite do not pay the same expenses that will be paid by the ING Global Equity Dividend Fund and, though they were diversified accounts, were not subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account managed by the IIMA investment team.

To convert the Euro performance of the Global High Dividend Equity Composite to US Dollar performance, Euro performance was translated into US Dollars using the WM/Reuters exchange rate on a calendar quarter basis. The Euro-based annual total returns, gross of management fees, of the Composite for the years ending December 31, 2001 and 2002 were 11.31% and -20.38%, respectively. The conversion of Euro performance to US Dollar performance takes into account the relative exchange rate fluctuations among the securities and other assets contained in the portfolio and the US Dollar. As a result, the US Dollar presentation reflects the investment results that would have been experienced by a US Dollar account had such account been invested in the same underlying portfolio of securities and other assets as contained in the accounts included in the composite for the same period of time. The returns of the FTSE World Index and MSCI World Index assume all dividends and distributions have been reinvested. The FTSE World Index is an unmanaged index that aims to capture 82-90 percent of investible market capitalization in any country. The MSCI World Index is an unmanaged free floated market capitalization index that is designed to measure global developed equity performance. The indexes include the reinvestment of dividends and income, but do not reflect fees, brokerage commissions or other expenses of investing.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       11

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Fund generally distributes most or all of its net earnings in the form of dividends. Distributions are normally expected to consist primarily of capital gains. The Fund pays dividends and capital gains, if any, semi-annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of the Fund invested in another ING Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

- Distributions of long-term gains from sales by the Fund before May 6, 2003 will be taxed at the maximum rate of 20%.

Dividends declared in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 12      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategy. However, the Adviser or Sub-Adviser of the Fund may also use these investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

The principal risks of investing in the Fund are highlighted below. Please see the SAI for more information.

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends.

The Fund invests in foreign securities and may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure to securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. The Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of small companies have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.



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U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in other investment companies. When the Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. Even publicly traded securities can experience periods of less liquidity. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which involve the purchase by the Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

BORROWING. The Fund may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security, with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date. Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. The Fund may make short sales. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated

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amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



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                                           More Information About Risks       15

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 992-0180.

INTERNATIONAL EQUITY FUNDS
  ING Foreign Fund
  ING International Fund
  ING International Growth Fund
  ING International Value Fund

DOMESTIC EQUITY GROWTH FUNDS
  ING Growth Fund
  ING Growth Opportunities Fund
  ING LargeCap Growth Fund
  ING MidCap Opportunities Fund
  ING SmallCap Opportunities Fund
  ING Small Company Fund
  ING Technology Fund
  ING Disciplined LargeCap Fund

DOMESTIC EQUITY INDEX FUNDS
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund
  ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
  ING MagnaCap Fund
  ING Value Opportunity Fund
  ING SmallCap Value Fund
  ING MidCap Value Fund

DOMESTIC EQUITY AND INCOME FUNDS
  ING Real Estate Fund
  ING Balanced Fund
  ING Growth and Income Fund

FIXED INCOME FUNDS
  ING Bond Fund
  ING Classic Money Market Fund
  ING Government Fund
  ING GNMA Income Fund
  ING Intermediate Bond Fund
  ING Aeltus Money Market Fund

STRATEGIC ALLOCATION FUNDS
  ING Strategic Allocation Growth Fund
  ING Strategic Allocation Balanced Fund
  ING Strategic Allocation Income Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund.
The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the SAI or other Fund information, or to make shareholder inquiries:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

ING Mutual Funds                         811-7428
ING Global Equity Dividend Fund

                       [ING FUNDS LOGO]                      GEDIPROS0903-102203